BANK BORROWINGS	12 Months Ended
Dec. 31, 2022
Broker-Dealer [Abstract]
BANK BORROWINGS

NOTE－9 BANK BORROWINGS

Bank borrowings consisted of the following:

	Terms of	Annual	As of December 31,
	repayments	interest rate	2022	2021
			$’000	$’000

Term loans	2 to 5 years	2.7% - 3.5%	2,502	3,844
Trust receipts	Within 12 months	2.85%	6,826	5,278
Bank overdraft	Within 12 months	5.25%	281	-
Mortgage loan	10 years	2.77%	2,428	3,204

Total			12,037	12,326

Representing
Within 12 months			8,862	7,412
Over 1 year			3,175	4,914

			12,037	12,326

As of December 31, 2022 and 2021, bank borrowings were obtained from several financial institutions in Singapore, which bear annual interest at a fixed rate from 2.7% to 3.5% and are repayable in 12 months to 10 years, and bank overdraft at 5.25% from financial institution in Singapore.

The Company’s bank borrowings are guaranteed under the personal from Mr. James Lim and Ms. Lee NG and mortgage of leasehold property at 22 Gul Avenue, Singapore 629662.